Note 5 - Investments - Movements in Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Warrants, beginning of year	$ 168
Purchase of warrants	151	$ 124
Change in fair value of warrants	342	44
Warrants, end of year	661	168
Warrants, beginning of year	168
Purchase of warrants	151	124
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss related credit derivatives or similar instruments	$ 342	44
Warrants, end of year		$ 168